EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on July 17, 2018 (Accession No. 0001193125-18-219811), to the Prospectus and Statement of Additional Information dated December 29, 2017, for Xtrackers Russell 1000 Comprehensive Factor ETF, a series of DBX ETF Trust.